Particulars of Principal Subsidiaries and Equity Investee (Tables)	12 Months Ended
Dec. 31, 2024
Particulars of Principal Subsidiaries and Equity Investee
Schedule of particulars of principal subsidiaries and equity investee

		Equity interest
	Place of	attributable to
	establishment	the Group
	and	December 31,
Name	operations	2024	2023	Principal activities
Subsidiaries
HUTCHMED Limited	PRC	99.75%	99.75%	Research, development, manufacture and commercialization of pharmaceutical products
HUTCHMED International Corporation	US	99.75%	99.75%	Provision of professional, scientific and technical support services
Shanghai Hutchison Whampoa Pharmaceutical Sales Limited (formerly known as “Hutchison Whampoa Sinopharm Pharmaceuticals (Shanghai) Company Limited”)	PRC	50.87%	50.87%	Provision of sales, distribution and marketing services to pharmaceutical manufacturers
Hutchison Healthcare Limited	PRC	100%	100%	Manufacture and distribution of healthcare products
Equity investee
SHPL	PRC	50%	50%	Manufacture and distribution of prescription drug products